Schedule of Accounts Receivable (Details)	12 Months Ended
Mar. 31, 2017 USD ($)
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 1	$ 1,419,281
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 2	911,390
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 3	0
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 4	0
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 5	1,419,281
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 6	$ 911,390